Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Effective rate of income tax (percentage)	11.00%	11.40%
U.K. statutory tax rate (percentage)	19.00%
Income tax benefit	$ 3,696	$ 3,421
Deferred tax assets	$ 400